Investment Strategy - Simplify Gamma Emerging Market Bond ETF	Aug. 14, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing primarily in bonds issued by, or tied economically to, issuers in emerging markets, denominated in USD or local currency.

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities of issuers in emerging markets. Debt securities include bonds issued by governments, their agencies or instrumentalities, multilateral organizations such as World Bank (as defined below), and corporations. It is expected that the emerging markets in which the Fund will invest will include, among others, Latin America and the Caribbean. The Fund considers an emerging market country to include any country that is (1) generally recognized to be an emerging market country by International Bank for Reconstruction and Development (commonly known as “the World Bank”); (2) classified by the United Nations as a developing country; or (3) included in the MSCI Emerging Markets Index. The Fund’s sub-adviser determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: (1) the issuer’s primary trading market is in an emerging market; (2) the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in emerging markets; and (3) the investment is included in the MSCI Markets Index or the JP Morgan Emerging Market Bond Index. The Fund also may invest in non-emerging market debt securities. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of derivatives, including futures, but has the ability to invest in bonds denominated in a local currency on an unhedged basis.

The Fund may invest in high yield securities, also known as junk bonds. The Fund defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group, or, if unrated, determined by the adviser to be of similar credit quality.

The sub-adviser takes an opportunistic, tactical approach in selecting investments for the Fund. The Fund’s investments are not limited to securities of a particular maturity range, duration or credit rating. The sub-adviser applies a top-down macroeconomic analysis in selecting potential emerging market countries and a bottom-up analysis on specific corporate issuers.

The Fund also may invest up to 20% of its portfolio in derivatives such as emerging market credit default swaps (CDS), indices of CDS (CDX) and single-name CDS; foreign exchange (FX) instruments such as foreign currency forward contracts, foreign currency swaps and foreign currency futures contracts. In a CDS, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its debt obligation or an index of debt obligations. CDX are designed to track a representative segment of the CDS market (in this case, emerging markets) and provide exposure to specific “baskets” of issuers of debt instruments. CDX can provide the same investment exposure as entering into an individual CDS except with more diversification. Investments in CDS, CDX and FX instruments may be made for hedging, investment and other portfolio management purposes. FX instruments will be utilized for exposure to emerging market countries’ currencies, either long or short.

The Fund expects to use these instruments to enhance portfolio flexibility and help achieve its investment objective of income and capital appreciation. Specifically, CDS and CDX may be used to gain or hedge exposure to the creditworthiness of emerging market issuers, while FX instruments may be used to hedge currency risk or express views on emerging market currencies.

When using certain derivatives, the Fund is required to post collateral to assure its performance to the counterparty. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities. The Fund may also invest in reverse repurchase agreements and use the proceeds for investment purposes. Reverse repurchase agreements are contracts in which a seller of securities, for example, U.S. government securities, agrees to buy the securities back at a specified time and price. Reverse repurchase agreements are primarily used by the Fund as an indirect means of borrowing. When the Fund earns more on its additional investments than the interest cost related to the reverse repurchase agreement, it generates additional income.

The Fund’s 80% policy may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.